Summary of Significant Accounting Policies - Schedule of Exchange Rates (Details)	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Period Ended spot [Member] | USD [Member]
Schedule of Exchange Rates [Line Items]
Exchange rates	1	1	1
Period Ended spot [Member] | RMB [Member]
Schedule of Exchange Rates [Line Items]
Exchange rates	7.2993	7.0999	6.8972
Period Average [Member] | USD [Member]
Schedule of Exchange Rates [Line Items]
Exchange rates	1	1	1
Period Average [Member] | RMB [Member]
Schedule of Exchange Rates [Line Items]
Exchange rates	7.1957	7.0809	6.729